Intangible Assets (Details) - Schedule of intangible assets - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Net opening balance as of January 1, 2021	$ 95,411	$ 82,537
Gross balance	351,309	294,745
Accumulated amortisation	(243,520)	(199,334)
Net balance	107,789	95,411
Licenses [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Net opening balance as of January 1, 2021
Gross balance
Accumulated amortisation
Net balance
Software development [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Average remaining useful life	2 years	2 years
Net opening balance as of January 1, 2021	$ 95,411	$ 82,537
Gross balance	351,309	294,745
Accumulated amortisation	(243,520)	(199,334)
Net balance	$ 107,789	$ 95,411